SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 5) (Parent company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent company
Commitments, Contingencies and Dividends
Cash dividends received from wholly owned subsidiaries	$ 515.7	$ 573.4	$ 413.2